Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of related party transactions

	Balances at December 31, 2025				Balances at December 31, 2024
	Assets		Liabilities		Assets		Liabilities
	Current	Non-Current	Current	Non-Current	Current	Non-Current	Current	Non-Current
Associates companies, Jointly-controlled investment and Related companies
Novonor and subsidiaries and associates			28		1		73
Petrobras and subsidiaries	223	23	214		18	30	1,477
Others (i)	22	34	30	1,037	100	33	56	1,050
Total	245	57	272	1,037	119	63	1,606	1,050

	Year ended December 31, 2025
	Sales of products	Purchases of raw materials, finished goods services and utilities	General and administrative expenses	Financial Income (expenses)	Other operating income (expenses), net
Associates companies, Jointly-controlled investment and Related companies
Novonor and subsidiaries and associates	4	(56)			(1)
Petrobras and subsidiaries	150	(16,151)		(37)	28
Others (i)	478	(666)	(66)	(23)
Total	632	(16,873)	(66)	(60)	27
	0	0	0		0

	Year ended December 31, 2024
	Sales of products	Purchases of raw materials, finished goods services and utilities	General and administrative expenses	Financial Income (expenses)	Other operating income (expenses), net
Associates companies, Jointly-controlled investment and Related companies
Novonor and subsidiaries and associates		(72)
Petrobras and subsidiaries	120	(18,339)		(1)	30
Others (i)	460	(297)	(54)	(667)
Total	580	(18,708)	(54)	(668)	30

	Year ended December 31, 2023
	Sales of products	Purchases of raw materials, finished goods services and utilities	General and administrative expenses	Financial Income (expenses)	Other operating income (expenses), net
Associates companies, Jointly-controlled investment and Related companies
Novonor and subsidiaries and associates		(254)			(11)
Petrobras and subsidiaries	123	(16,185)			27
Others (i)	337	(155)	(64)	293	1
Total	460	(16,594)	(64)	293	17

(i) Borealis, Idesa Group, RPR, Santa Amélia, Santo Abelardo, Santo Artur, São Guilherme, São Galdino, São Januário, Serra das Almas, Jacobina, Bioglycols e Cetrel.

Schedule of key management personnel compensation

	2025	2024	2023
Statement of profit or loss transactions
Remuneration
Wages and recurring benefits	68	62	63
Short-term variable compensation	27	43	1
Long term incentive plan	7	31	10
Total	102	136	74